Pension Plans and Other Postretirement Benefits - General (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) plan	Dec. 31, 2015 USD ($) plan
Pension Plans and Other Postretirement Benefits
Employer's contributions under defined contribution plans	$ 314	$ 295	$ 251
Number of defined benefit plans | plan		7	7
Settlement loss	187
Pension Plans
Pension Plans and Other Postretirement Benefits
Settlement loss	187
Tax Qualified Pension Plans, Defined Benefit
Pension Plans and Other Postretirement Benefits
Number of defined benefit plans | plan		2	2
Settlement loss	$ 187
Unfunded Nonqualified Supplemental Retirement Plans
Pension Plans and Other Postretirement Benefits
Number of defined benefit plans | plan		5	5